Financial liabilities - Disclosure of Cumulated Net Sales Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Net sales -10%
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	€ 40,058
P&L impact	577
Total impact	577
Net sales -10% | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	42,742
P&L impact	373
Total impact	373
Base cumulated net sales
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	40,635
P&L impact	0
Total impact	0
Base cumulated net sales | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	43,115
P&L impact	0
Total impact	0
Net sales +10%
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	41,212
P&L impact	(577)
Total impact	(577)
Net sales +10% | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	43,488
P&L impact	(373)
Total impact	€ (373)